Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders Equity
Stockholder's Equity

Common Stock
We were incorporated in 1997 and issued 100 shares of our no par Class A common stock to GCI in our initial capitalization. We received all ownership interests in subsidiaries previously held by GCI and proceeds from GCI’s August 1, 1997 common stock offering. We recorded $206.6 million associated with our initial capitalization. All of our issued and outstanding Class A common stock is owned by
GCI.

Shared-Based Compensation
GCI's Amended and Restated 1986 Stock Option Plan ("Stock Option Plan"), provides for the grant of options and restricted stock awards (collectively "award") for a maximum of 15.7 million shares of GCI Class A common stock, subject to adjustment upon the occurrence of stock dividends, stock splits, mergers, consolidations or certain other changes in corporate structure or capitalization. If an award expires or terminates, the shares subject to the award will be available for further grants of awards under the Stock Option Plan. The Compensation Committee of GCI’s Board of Directors administers the Stock Option Plan. Substantially all restricted stock awards granted vest over periods of up to three years. Substantially all options vest in equal installments over a period of five years and expire ten years from the date of grant. The requisite service period of our awards is generally the same as the vesting period.  Options granted pursuant to the Stock Option Plan are only exercisable if at the time of exercise the option holder is our employee, non-employee director, or a consultant or advisor working on our behalf.  New shares of GCI Class A common stock are issued when stock option agreements are exercised or restricted stock awards are granted.  We have 2.4 million shares available for grant under the Stock Option Plan at December 31, 2014.

The fair value of restricted stock awards is determined based on the number of shares granted and the quoted price of GCI's common stock.  We estimate pre-vesting option forfeitures at the time of grant and periodically revise those estimates in subsequent periods if actual forfeitures differ from those estimates. We record share-based compensation expense only for those awards expected to vest using an estimated forfeiture rate based on our historical pre-vesting forfeiture data. We review our forfeiture estimates annually and adjust our share-based compensation expense in the period our estimate changes.

A summary of option activity under the Stock Option Plan as of December 31, 2014 and changes during the year then ended is presented below:

	Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2014	620	$7.74
Exercised	(50)	$9.09
Forfeited	(250)	$8.40
Expired	(12)	$10.69
Outstanding at December 31, 2014	308	$6.86	4.1 years	$2,125
Exercisable at December 31, 2014	305	$6.88	4.1 years	$2,097

The total fair value of options vesting during the years ended December 31, 2014, 2013 and 2012, was $50,000, $78,000 and $560,000, respectively.  The total intrinsic values, determined as of the date of exercise, of options exercised in the years ended December 31, 2014, 2013 and 2012, were $0.1 million, $0.2 million and $1.3 million, respectively. We received $0.5 million, $0.6 million and $2.1 million in cash from stock option exercises in the years ended December 31, 2014, 2013 and 2012, respectively.

A summary of nonvested restricted stock award activity under the Stock Option Plan for the year ended December 31, 2014, follows (share amounts in thousands):

	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2014	1,209	$8.60
Granted	1,267	$10.04
Vested	(711)	$9.89
Forfeited	(21)	$9.05
Nonvested at December 31, 2014	1,744	$9.11

The weighted average grant date fair value of awards granted during the years ended December 31, 2014, 2013 and 2012, were $10.04, $8.30 and $9.23, respectively. We have recorded share-based compensation expense of $8.4 million, $6.6 million and $5.0 million for the years ended December 31, 2014, 2013 and 2012, respectively. Share-based compensation expense is classified as Selling, General and Administrative Expense in our Consolidated Income Statements.  Unrecognized share-based compensation expense was $9.6 million relating to 1.7 million restricted stock awards.  We expect to recognize share-based compensation expense over a weighted average period of 0.1 years for stock options and 2.1 years for restricted stock awards.

GCI 401(k) Plan
In 1986, GCI adopted an Employee Stock Purchase Plan (“GCI 401(k) Plan”) qualified under Section 401 of the Internal Revenue Code of 1986. The GCI 401(k) Plan provides for acquisition of GCI’s Class A common stock at market value as well as various mutual funds. We may match a percentage of the employees' contributions up to certain limits, decided by GCI’s Board of Directors each year. Our matching contributions allocated to participant accounts totaled $9.1 million, $8.2 million and $7.5 million for the years ended December 31, 2014, 2013 and 2012, respectively.  We used cash to fund all of our employer-matching contributions during the years ended December 31, 2014, 2013 and 2012.